INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	$ 2,664,000		$ 17,406,000
Held-to-Maturity Unrealized Gains	229,000		678,000
Held-to-Maturity Unrealized Losses	0		(18,000)
Held-to-Maturity Market Value	2,893,000		18,066,000
Available-for-Sale Amortized Cost	1,421,490,000		904,546,000
Available-for-Sale Unrealized Gains	22,478,000		17,291,000
Available-for-Sale Unrealized Losses	(2,122,000)		(2,727,000)
Available-for-Sale Market Value	1,441,846,000		919,110,000
Available-for-sale investment securities	162,600,000	152,800,000
Available-for-sale Securities, Gross Realized Gains	2,500,000	3,300,000
Available-for-sale Securities, Gains, After Tax	1,600,000	2,100,000
Securities Owned and Pledged as Collateral, Description	757,400,000		671,200,000
U.S. Treasuries
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost			13,959,000
Held-to-Maturity Unrealized Gains			390,000
Held-to-Maturity Unrealized Losses			(18,000)
Held-to-Maturity Market Value			14,331,000
Available-for-Sale Amortized Cost			0
Available-for-Sale Unrealized Gains			0
Available-for-Sale Unrealized Losses			0
Available-for-Sale Market Value			0
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	0		0
Held-to-Maturity Unrealized Gains	0		0
Held-to-Maturity Unrealized Losses	0		0
Held-to-Maturity Market Value	0		0
Available-for-Sale Amortized Cost	45,757,000		105,028,000
Available-for-Sale Unrealized Gains	433,000		957,000
Available-for-Sale Unrealized Losses	0		0
Available-for-Sale Market Value	46,190,000		105,985,000
Mortgage-backed securities
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	90,000		118,000
Held-to-Maturity Unrealized Gains	2,000		4,000
Held-to-Maturity Unrealized Losses	0		0
Held-to-Maturity Market Value	92,000		122,000
Available-for-Sale Amortized Cost	1,344,015,000		775,867,000
Available-for-Sale Unrealized Gains	21,394,000		15,513,000
Available-for-Sale Unrealized Losses	(2,031,000)		(2,630,000)
Available-for-Sale Market Value	1,363,378,000		788,750,000
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	2,574,000		3,329,000
Held-to-Maturity Unrealized Gains	227,000		284,000
Held-to-Maturity Unrealized Losses	0		0
Held-to-Maturity Market Value	2,801,000		3,613,000
Available-for-Sale Amortized Cost	9,270,000		13,708,000
Available-for-Sale Unrealized Gains	121,000		207,000
Available-for-Sale Unrealized Losses	(5,000)		(91,000)
Available-for-Sale Market Value	9,386,000		13,824,000
Other securities
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	0		0
Held-to-Maturity Unrealized Gains	0		0
Held-to-Maturity Unrealized Losses	0		0
Held-to-Maturity Market Value	0		0
Available-for-Sale Amortized Cost	22,448,000		9,943,000
Available-for-Sale Unrealized Gains	530,000		614,000
Available-for-Sale Unrealized Losses	(86,000)		(6,000)
Available-for-Sale Market Value	$ 22,892,000		$ 10,551,000